BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]

Thousands of U.S. dollars
Assets
Cash and cash equivalents	315
Accounts receivable	2,273
Escrow account	2,884
Deferred taxes assets	2,079
Other credits	679
Property, plant and equipment	491
Intangibles (b)	2,628

Liabilities
Other obligations	(2,932)
Provisions for legal proceedings and contingent liabilities	(13,105)
Total net liabilities assumed at fair value	(4,688)
Non-controlling interest measured at fair value	928
Goodwill on acquisition	15,214
Total of the consideration	11,454

Purchase price consideration
Consideration paid	8,953
Contingent consideration	2,501
Total consideration	11,454

Analysis of the cash flow of the acquisition
Consideration paid	8,953
Net cash acquired	(315)
Outflow cash, net (a)	8,638

Nova Interfile Holding [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
Thousands of U.S. dollars
Assets
Cash and cash equivalents	1,572
Accounts receivable	5,463
Deferred taxes assets	2,366
Other credits	2,486
Property, plant and equipment	2,628
Intangibles (b)	16,456

Liabilities
Other obligations	(6,203)
Contingent liabilities	(1,527)
Provisions for legal proceedings	(4,881)
Deferred taxes liabilities	(2,688)
Net identifiable assets acquired	15,672

Non-controlling interest measured at fair value	(7,836)
Goodwill on acquisition	8,400
Total of the consideration	16,236

Analysis of the cash flow of the acquisition
Consideration paid	16,236
Net cash acquired	(1,572)
Consideration net of cash acquired (a)	14,664